Investment in Associate Company - Summary of Associated Companies Accounted for Using the Equity Method (Detail) - Jaguahr Therapeutics Pte. Ltd	6 Months Ended
Jun. 30, 2021
Disclosure of associates [line items]
Name of associated company	Jaguahr Therapeutics Pte. Ltd.
Principal activities	New drug research and development
Country of incorporation	Singapore
Top of Range
Disclosure of associates [line items]
Equity holdings	35.00%